Share-based payments - Options cancelled valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) Y $ / shares	Dec. 31, 2022 CAD ($) Y $ / shares	Dec. 31, 2021 CAD ($) Y $ / shares
Share-based payments
Fair value of stock options at RSU grant date | $	$ 0.64	$ 1.34	$ 2.33
Share price	$ 1.09	$ 2.34	$ 4.04
Exercise price	$ 1.58	$ 1.84	$ 4.04
Risk-free interest rate	3.91%	2.44%	0.73%
Expected volatility	89.00%	98.00%	93.00%
Expected life in years | Y	4.09	5.00	3.71
Expected dividend yield	0.00%	0.00%	0.00%
Stock options at RSU grant date
Share-based payments
Fair value of stock options at RSU grant date | $	$ 0.47
Share price	$ 1.41
Exercise price	$ 4.06
Risk-free interest rate	3.60%
Expected volatility	85.00%
Expected life in years | Y	3.13
Expected dividend yield	0.00%